Note 4 - Debt Obligations - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Vehicle Loan [Member]
Long-Term Debt, Current Maturities	$ 13	$ 13
Total long-term debt, net of current	29	41
Term Loan Agreement [Member]
Long-Term Debt, Current Maturities	17	0
Total long-term debt, net of current	22	0
SBA EIDL Loan [Member]
Long-Term Debt, Current Maturities	10	10
Paycheck Protection Program CARES Act [Member]
Notes payable, current	43	43
Debt Excluding Clyra Medical Technologies [Member]
Total current portion of debt	83	66
Total long-term debt, net of current	182	175
Total	265	241
Economic Injury Disaster Loan [Member]
Total long-term debt, net of current	$ 131	$ 134